Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Securities held for sale, at amortized cost, fair value	$ 5,450	$ 5,450
Common stock, par value	$ 1.25	$ 1.25
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	6,961,484	6,961,484
Common stock, shares outstanding	7,445,931	7,445,931